Consolidated Statements of Cash Flows € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Cash flows from operating activities
Net (loss)/ profit for the year	€ (13,731)	€ (31,016)	€ (27,347)
Equity settled share-based compensation	2,189	1,393	3,509
Fair value movement in warrants	(627)	(6,886)	(7,620)
Depreciation and amortization	2,632	2,537	1,002
Net finance income	(217)	(115)	(442)
Share of losses of equity-accounted investee		245	628
Impairment of property, plant and equipment	268	5,482	3,321
Impairment of inventory	2,200	13,936
Onerous contract provision		(7,794)	8,403
Loss/(gain) on sale of property, plant and equipment	4	205	(172)
Impairment on revenue	1,031
Corporate Income Tax Expense	25
Other income	(831)
Discount on convertible Notes	17
Profit / (loss) on deconsolidation due to insolvency	(9,759)
Total adjustments	(9,793)	(22,013)	(18,718)
(Increase)/decrease in receivables	1,270	2,816	2,277
(Increase)/decrease in inventories	(1,643)	(19)	(18,651)
Increase/(decrease) in payables and accruals	1,345	8,482	5,303
Interest and similar expenses - paid	(314)	(549)	(62)
Taxes received	822	2,101
Net cash used by operating activities	(8,279)	(9,182)	(29,851)
Cash flows from investing activities
Payment for intellectual property from 2020 business combination			(250)
Purchase of property, plant and equipment	(11)	(8,589)	(8,588)
Proceeds from sale of assets	772	439	8,399
Development expenditure	(142)	(629)	(1,771)
Purchase of intangible assets – other	(37)	(109)	(80)
Receipt of government grants	472	7,975
Proceeds from realisation of financial assets			27,892
Investment in equity-accounted investees		(245)	(640)
Cash derecognised on insolvency	(254)
Net cash provided by investing activities	800	(1,158)	24,962
Cash flows from financing activities
Proceeds from issuance of shares	5,942	3,001	3,679
Proceeds from warrants exercised
Proceeds from factoring agreement	1,270	1,326
Payment of lease liabilities	(752)	(1,291)	(1,314)
Shareholder loan (repayment) / proceeds		38
Net cash provided by financing activities	6,460	3,074	2,365
Net (decrease)/increase in cash and cash equivalents	(1,019)	(7,266)	(2,524)
Cash and cash equivalents at beginning of year	1,147	5,239	7,681
Cash and cash equivalents on consolidation	35
Transfer from restricted cash		2,925
Effects of movements in exchange rates on cash held	51	(38)	82
Cash and cash equivalents at end of year	214	860	5,239
Add restricted cash		287	2,925
Cash and cash equivalents at end of year including restricted cash	€ 214	€ 1,147	€ 8,164